NET INCOME PER SHARE (Tables)	12 Months Ended
Sep. 30, 2025
Net income per share-basic and diluted
SCHEDULE OF CALCULATING NET INCOME PER SHARE

For the purpose of calculating net income per share, the number of shares used in the calculation reflects the outstanding shares of the Company as if the Reorganization as described in Note 1 took place at the earliest period presented.

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Numerator:
Net income
Net income attributable to ordinary shareholders of Julong Holding Limited	11,223,532	17,076,187	26,152,199	3,673,578
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	20,011,132	20,011,132	20,387,159	20,387,159
Basic and diluted net income per share	0.56	0.85	1.28	0.18